Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

20.         Related party transactions:

(a)  Compensation of key management personnel:

The Company transacts with key individuals from management who have authority and responsibility to plan, direct, and control the activities of the Company. Key management personnel are defined as the executive officers of the Company, including the President and Chief Executive Officer, the Chief Financial Officer, the Interim Chief Financial Officer, the Chief Operating Officer, the Chief Marketing Officer and the Chief Medical Officer.

	December 31,	December 31,
	2020	2019
Salaries and bonuses	$1,973,250	$1,619,150
Stock-based compensation	192,160	105,896

Total	$2,165,410	$1,725,046

(b)  Transactions with significant shareholder - Greybrook Health Inc.:

As at December 31, 2020, $71,286 is included in accounts payable and accrued liabilities for amounts payable for management services rendered and other overhead costs incurred by Greybrook Health Inc. in the ordinary course of business (December 31, 2019 - $58,954). These amounts were recorded at their exchange amount, being the amount agreed to by the parties.

During the year ended December 31, 2020, the Company recognized $389,243 in corporate, general and administrative expenses (December 31, 2019 – $1,357,923) related to transactions with Greybrook Health Inc..